                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA          4/17/2006
-------------------------------------          -------------          ---------
[Signature]                                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $468,041
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                           Form 13-F Information Table
                             as of September 30, 2005

                                                                VOTING AUTHORITY

                         TITLE
                           OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
ABBOTT LABORATORIES       COM    002824 10 0    3392        80000    SH          DEFINED   Nos. 1 & 2     80000
ALBERTSONS INC            COM    013104 10 4    642         25000    SH          DEFINED   Nos. 1 & 2     25000
ALTRIA GROUP INC          COM    02209S 10 3    23587      320000    SH          DEFINED   Nos. 1 & 2    320000
AMERICAN ELEC PWR         COM    025537 10 1    461         12000    SH          DEFINED   Nos. 1 & 2     12000
AMGEN INC                 COM    031162 10 0    1275        16000    SH          DEFINED   Nos. 1 & 2     16000
BRITISH PETROLEUM         COM    055622 10 4    2479        35000    SH          DEFINED   Nos. 1 & 2     35000
BANK AMER CORP            COM    060505 10 4    19198      456000    SH          DEFINED   Nos. 1 & 2    456000
BEAR STEARNS              COM    073902 10 8    7408        68000    SH          DEFINED   Nos. 1 & 2     68000
CAPITAL ONE FINANCIAL     COM    14040H 10 5    7952       100000    SH          DEFINED   Nos. 1 & 2    100000
CATERPILLLAR INC          COM    149123 10 1    1763        30000    SH          DEFINED   Nos. 1 & 2     30000
CHUBB CORP                COM    171232 10 1    3134        35000    SH          DEFINED   Nos. 1 & 2     35000
CINCINNATI FINL CORP      COM    172062 10 1    462         11000    SH          DEFINED   Nos. 1 & 2     11000
COCA COLA                 COM    191216 10 0    1080        25000    SH          DEFINED   Nos. 1 & 2     25000
COMCAST CORP              COM    20030N 10 1    2938       100000    SH          DEFINED   Nos. 1 & 2    100000
CONOCOPHILLIPS            COM    20825C 10 4    6991       100000    SH          DEFINED   Nos. 1 & 2    100000
DUKE ENERGY CORP          COM    264399 10 6    2917       100000    SH          DEFINED   Nos. 1 & 2    100000
EDISON INTL               COM    281020 10 7    2364        50000    SH          DEFINED   Nos. 1 & 2     50000
EXXON MOBIL               COM    30231G 10 2    1589        25000    SH          DEFINED   Nos. 1 & 2     25000
FEDERAL HM LN MTG CORP    COM    313400 30 1    18067      320000    SH          DEFINED   Nos. 1 & 2    320000
FEDERAL NATL MTG          COM    313586 10 9    4930       110000    SH          DEFINED   Nos. 1 & 2    110000
FIDELITY NATL FINL        COM    316326 10 7    4744       107000    SH          DEFINED   Nos. 1 & 2    107000
GENERAL ELECTRIC CO.      COM    369604 10 3    1684        50000    SH          DEFINED   Nos. 1 & 2     50000
GENERAL MILLS             COM    370334 10 4    1692        35000    SH          DEFINED   Nos. 1 & 2     35000
GLAXOSMITHKLINE           COM    37733W 10 5    4615        90000    SH          DEFINED   Nos. 1 & 2     90000
HSBC HLDGS PLC            COM    404280 40 6    6519        80000    SH          DEFINED   Nos. 1 & 2     80000
HARTFORD FIN SVCS GRP     COM    416515 10 4    6945        90000    SH          DEFINED   Nos. 1 & 2     90000
HOME DEPOT                COM    437076 10 2    1144        30000    SH          DEFINED   Nos. 1 & 2     30000
INERGY LP                 COM    456615 10 3    423         15000    SH          DEFINED   Nos. 1 & 2     15000
JP MORGAN CHASE & CO.     COM    46625H 10 0    13743      405000    SH          DEFINED   Nos. 1 & 2    405000

JOHNSON & JOHNSON         COM    478160 10 4    2531        40000    SH          DEFINED   Nos. 1 & 2     40000
KROGER CO.                COM    501044 10 1    1441        70000    SH          DEFINED   Nos. 1 & 2     70000
ELI LILLY                 COM    532457 10 8    2944        55000    SH          DEFINED   Nos. 1 & 2     55000
MACERICH CO.              COM    554382 10 1    3247        50000    SH          DEFINED   Nos. 1 & 2     50000
MORGAN STANLEY DEAN       COM    617446 44 8    5933       110000    SH          DEFINED   Nos. 1 & 2    110000
PG&E CORP                 COM    69331C 10 8    3925       100000    SH          DEFINED   Nos. 1 & 2    100000
PPL CORPORATION           COM    69351T 10 6    3233       100000    SH          DEFINED   Nos. 1 & 2    100000
PEPSICO INC               COM    713448 10 8    11138      196000    SH          DEFINED   Nos. 1 & 2    196000
PFIZER INC                COM    717081 10 3    13134      526000    SH          DEFINED   Nos. 1 & 2    526000
PINNACLE WEST CAP CORP    COM    723484 10 1    4408       100000    SH          DEFINED   Nos. 1 & 2    100000
PLUM CREEK TIMBER CO.     COM    729251 10 8    3033        80000    SH          DEFINED   Nos. 1 & 2     80000
ROYAL DUTCH SHELL PLC     COM    780259 20 6    8792       140000    SH          DEFINED   Nos. 1 & 2    140000
STARWOOD HOTELS           COM    85590A 20 3    2286        40000    SH          DEFINED   Nos. 1 & 2     40000
USG CORP                  COM    903293 40 5    1374        20000    SH          DEFINED   Nos. 1 & 2     20000
UNUMPROVIDENT CORP        COM    91529Y 10 6    512         25000    SH          DEFINED   Nos. 1 & 2     25000
VIACOM INC                COM    925524 30 8    1329        40000    SH          DEFINED   Nos. 1 & 2     40000
WFS FINANCIAL             COM    92923B 10 6    739         11000    SH          DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.         COM    949746 10 1    11714      200000    SH          DEFINED   Nos. 1 & 2    200000
WESTCORP                  COM    957907 10 8    225627    3831000    SH          DEFINED   Nos. 1 & 2   3831000
WYETH                     COM    983024 10 0    4627       100000    SH          DEFINED   Nos. 1 & 2    100000
YUM BRANDS                COM    988498 10 1    1936        40000    SH          DEFINED   Nos. 1 & 2     40000